Nature of Business and Organization (Details)																					1 Months Ended		6 Months Ended
	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 09, 2022 shares	Jul. 01, 2022 CNY (¥)	Jul. 01, 2022 USD ($)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 HKD ($)	Dec. 07, 2021 CNY (¥)	Dec. 07, 2021 USD ($)	Nov. 19, 2021 CNY (¥)	Nov. 19, 2021 USD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Jul. 01, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	Dec. 24, 2020 CNY (¥)	Dec. 24, 2020 USD ($)	Sep. 23, 2022 CNY (¥)	Sep. 23, 2022 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Nov. 30, 2024	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Feb. 28, 2024	Jun. 27, 2023	May 17, 2023	Dec. 31, 2022	Nov. 01, 2022 CNY (¥)	Nov. 01, 2022 USD ($)	May 25, 2022 USD ($)	Apr. 01, 2022	Jul. 19, 2021	Apr. 15, 2021	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Dec. 18, 2020	Nov. 30, 2020	Sep. 28, 2020	Aug. 21, 2020	Jun. 01, 2020
Nature of Business and Organization [Line Items]
Incorporated date																							Aug. 16, 2018	Aug. 16, 2018
Consideration amount							¥ 3,594,155	$ 391,186	$ 3,050,000										¥ 1	$ 0.2
Equity transfer percentage							30.00%																												30.00%
Advertising services												¥ 2	$ 0.3
Equipment development and sales										¥ 2	$ 0.3												¥ 33,470,081	$ 4,675,507	¥ 75,820,156
Share capital | ¥			¥ 0		¥ 0.1
Loss amount																							¥ 1,100,000	$ 200,000
Transfer amount	¥ 17,801,786	$ 2,526,259
Term of agreement																							10 years	10 years
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization [Line Items]
Consideration amount														¥ 60,321	$ 6,400	$ 50,000
Subsidiaries [Member]
Nature of Business and Organization [Line Items]
Consideration amount																																	¥ 1	$ 0.1
Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																			99.00%	99.00%																					17.90%
Beijing WiMi [Member] | Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																									17.90%
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																									99.90%
Ms. Sun Yadong [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																									0.10%
ICinit Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																													51.00%
Cost method investment							¥ 1,460,484																												$ 209,701
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage														2.00%	2.00%	2.00%
ICinit [Member]
Nature of Business and Organization [Line Items]
Ownership percentage							19.00%																												19.00%
VIDA Semicon Co., Limited (“VIDA”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																												53.00%
Viru Technology Limited (“Viru”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																						55.00%
Shenzhen Weiyixi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																										58.00%
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																			1.00%	1.00%
VIWO AI Technology Inc. (“VIWO Cayman”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																														55.00%	1.00%
Pengcheng Keyi [Member]
Nature of Business and Organization [Line Items]
Share capital					¥ 1	$ 0.01
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member]
Nature of Business and Organization [Line Items]
Aggregate purchase price																					¥ 2	$ 0.3
TJ Zhongzheng [Member]
Nature of Business and Organization [Line Items]
Register capital																																							¥ 195,700,000	$ 30,000,000
Beijing WiMi [Member] | Exclusive Share Purchase Option Agreement [Member]
Nature of Business and Organization [Line Items]
Term of agreement																							10 years	10 years
Shanghai Guoyu Information Technologies Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage																	100.00%	100.00%
Aggregate purchase price																	¥ 20,000,000	$ 3,000,000
Guangzhou Tapuyu Internet Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage																																					100.00%
Shenzhen Yiyou Online Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage																											100.00%	100.00%
Equity interest to the related individual value																											¥ 10	$ 1.4
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Consideration amount																			¥ 1	$ 0.2
Venus Acquisition Corporation [Member]
Nature of Business and Organization [Line Items]
Ordinary shares (in Shares) | shares				39,603,961
Shenzhen Kuxuanyou Technology Co., Ltd. [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																	100.00%	100.00%
Consideration amount																																	¥ 1	$ 0.1
Fe-da Electronics Company Private Limited (“Fe-da Electronics”) [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																											100.00%
Shenzhen Yitian [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																				100.00%
Shanghai Guoyu [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																					100.00%
Viwo Technology Inc.[Member]
Nature of Business and Organization [Line Items]
Equity interest percentage					99.00%	99.00%
Pengcheng Keyi [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage					1.00%	1.00%
Viwotong Tech [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage			100.00%																		100.00%	100.00%										100.00%
Fe-da Electronics Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage	100.00%	100.00%
Beijing Viwotong [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																										100.00%			100.00%